UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-05347
                                                     ---------

                           The Treasurer's Fund, Inc.
                    -----------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
                    -----------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                    -----------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                     Date of reporting period: July 31, 2005
                                               -------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS -
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     CREDIT
     PRINCIPAL                                                                                       RATINGS           MARKET
       AMOUNT                                                                                     (UNAUDITED)**        VALUE*
     ---------                                                                                    -------------       ---------
                  SHORT TERM OBLIGATIONS - 100.0%
                  COMMERCIAL PAPER - 16.9%
  $ 5,000,000     Lockhart Funding LLC, 3.300%, 08/15/05                                              P1/NR/F1      $ 4,993,583
    5,000,000     Lockhart Funding LLC, 3.420%, 09/15/05                                              P1/NR/F1        4,978,625
                                                                                                                    -----------
                  TOTAL COMMERCIAL PAPER                                                                              9,972,208
                                                                                                                    -----------
                  REPURCHASE AGREEMENTS - 83.1%
    10,000,000    ABN Amro, 3.260%, dated 07/29/05, due 08/01/05, proceeds at maturity, $10,002,717 (a)              10,000,000
    14,552,000    Barclays Capital Inc., 3.260%, dated 07/29/05, due 08/01/05, proceeds at maturity,
                    $14,555,953 (b)                                                                                  14,552,000
    10,005,353    Bear Stearns & Co. Inc., 3.250%, dated 07/29/05, due 08/01/05, proceeds at maturity,
                    $10,008,063 (c)                                                                                  10,005,353
    14,552,000    UBS Securities LLC, 3.270%, dated 07/29/05, due 08/01/05, proceeds at maturity,
                    $14,555,965 (d)                                                                                  14,552,000
                                                                                                                    -----------
                  TOTAL REPURCHASE AGREEMENTS                                                                        49,109,353
                                                                                                                    -----------
                  TOTAL SHORT TERM OBLIGATIONS                                                                       59,081,561
                                                                                                                    -----------

TOTAL INVESTMENTS (Cost $59,081,561)                                                                     100.0%     $59,081,561
                                                                                                         ======     ===========

-----------------
(a) Collateralized by Federal Home Loan Mortgage Corp., 3.750%, due 11/15/06, market value $10,200,000.
(b) Collateralized by Federal Home Loan Bank, 2.875%, due 08/15/06, market value $14,893,084.
(c) Collateralized by U.S. Treasury STRIPS, 7.500%, due 11/15/16, market value $10,296,737.
(d) Collateralized by Federal Home Loan Mortgage Corp., 5.250%, due 11/05/12, market value $14,843,128.
* Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.
** Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that one or more rating agencies did not rate this security. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS -
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     CREDIT
     PRINCIPAL                                                                                       RATINGS           MARKET
       AMOUNT                                                                                     (UNAUDITED)*         VALUE***
     ---------                                                                                    -------------       ---------
                  SHORT-TERM MUNICIPAL OBLIGATIONS - 100.0%
                  DELAWARE - 4.4%
   $1,000,000     Delaware State Economic Development Authority Revenue Bond, Gas Facilities,
                    Delmarva Power & Light Co. Project, AMT, 2.500%, 08/01/05, 10/01/29+              VMIG2/A2      $ 1,000,000
                                                                                                                    -----------
                  ILLINOIS - 3.5%
      800,000     East Moline Industrial Development Revenue Bond, Elliott Aviation Project,
                    AMT, 2.400%, 08/03/05, Letter of Credit - US Bank N.A., 12/01/19+                  NR/A1+           800,000
                                                                                                                    -----------
                  INDIANA - 11.4%
      600,000     Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                    Clarian Health Partners Inc., Series 2000B, 2.300%, 08/01/05, SPA - Chase
                    Manhattan Bank, 03/01/30+                                                       VMIG1/A1+/F1        600,000
    2,000,000     Indiana State Health Facility Financing Authority Revenue Bond, Ascension
                    Health Credit Group, Series 2001A-3, 2.500%, Mandatory Put 02/01/06,
                    11/15/36+**                                                                    VMIG1/A1+/F1+      2,000,000
                                                                                                                    -----------
                  TOTAL INDIANA                                                                                       2,600,000
                                                                                                                    -----------
                  LOUISIANA - 10.1%
    2,300,000     East Baton Rouge Parish Pollution Control Revenue Bond, Exxon Mobil Corp.
                    Project, 2.220%, 08/01/05, 11/01/19+                                               P1/A1+         2,300,000
                                                                                                                    -----------
                  MASSACHUSETTS - 5.5%
    1,050,000     Massachusetts State Development Finance Agency Revenue Bond, Boston
                    University, Series 2002R-2, 2.220%, 08/01/05, XLCA Insured, SPA - Societe
                    Generale, 10/01/42+                                                              VMIG1/A1+        1,050,000
      200,000     Massachusetts State Development Finance Agency Revenue Bond, Boston
                    University, Series 2002R-4, 2.220%, 08/01/05, XLCA Insured, SPA - Societe
                    Generale, 10/01/42+                                                              VMIG1/A1+          200,000
                                                                                                                    -----------
                  TOTAL MASSACHUSETTS                                                                                 1,250,000
                                                                                                                    -----------
                  MICHIGAN - 22.1%
    5,000,000     Michigan State General Obligation Unlimited Revenue Notes, Series 2004A,
                    3.500%, 09/30/05                                                               MIG1/SP1+/F1+      5,012,125
                                                                                                                    -----------
                  NEVADA - 1.8%
      400,000     Clark County Improvement District Special Assessment Bond, Special
                    Improvement 128, Summerlin Centre Project, Series 2001A, 2.300%, 08/01/05,
                    Letter of Credit - Bayerische Hypo-und Vereinsbank AG, 02/01/21+                VMIG1/NR/F1         400,000
                                                                                                                    -----------
                  NEW YORK - 0.8%
      175,000     New York City Transitional Finance Authority Revenue Bond, Future Tax
                    Secured, Subseries 2002C-4, 2.230%, 08/01/05, SPA - Landesbank Hessen
                    Thurigen, 08/01/31+                                                            VMIG1/A1+/F1+        175,000
                                                                                                                    -----------
                  NORTH CAROLINA - 7.3%
    1,650,000     University of North Carolina Hospital, Chapel Hill Revenue Bond, Series
                    2001A, 2.240%, 08/01/05, SPA - Landesbank Hessen Thurigen, 02/15/31+             VMIG1/A1+        1,650,000
                                                                                                                    -----------
                  OREGON - 1.1%
      250,000     Port of Portland Special Obligation Revenue Bond, Horizon Air Industries
                    Inc. Project, AMT, 2.320%, 08/01/05, Letter of Credit - Bank of America
                    N.A., 06/15/27+                                                                    NR/A1+           250,000
                                                                                                                    -----------
                  RHODE ISLAND - 9.1%
    2,070,000     Providence Housing Authority Revenue Bond, Multi-Family Cathedral Square
                    Project, Series 2000A, 2.410%, 08/01/05, Letter of Credit - Fleet Bank,
                    09/01/30+                                                                          NR/A1+         2,070,000
                                                                                                                    -----------
                  TENNESSEE - 4.8%
    1,100,000     Montgomery County Public Building Authority Pooled Financing Revenue Bond,
                    Tennessee County Loan Pool, 2.340%, 08/01/05, Letter of Credit - Bank of
                    America N.A., 04/01/32+                                                           VMIG1/NR        1,100,000
                                                                                                                    -----------
                  TEXAS - 18.1%
    1,100,000     Lower Neches Valley Authority Industrial Development Revenue Bond, Mobil Oil
                    Refining Corp. Project, Series 1999, AMT, 2.270%, 08/01/05, 04/01/29+              P1/A1+         1,100,000

THE TREASURER'S FUND
TAX-EXEMPT MONEY MARKET PORTFOLIO - SCHEDULE OF INVESTMENTS -
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                     CREDIT
     PRINCIPAL                                                                                       RATINGS           MARKET
       AMOUNT                                                                                     (UNAUDITED)*         VALUE***
     ---------                                                                                    -------------       ---------
                  SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                  TEXAS (CONTINUED)
   $3,000,000     Texas State Tax & Revenue Anticipation Notes, 3.000%, 08/31/05                   MIG1/SP1+/F1+    $ 3,003,445
                                                                                                                    -----------
                  TOTAL TEXAS                                                                                         4,103,445
                                                                                                                    -----------
                  TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS                                                             22,710,570
                                                                                                                    -----------

 TOTAL INVESTMENTS (Cost $22,710,570)                                                                    100.0%     $22,710,570
                                                                                                         ======     ===========

-----------------
+    Variable rate security. The short term date shown is the next rate change date.
* Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that one or more rating agencies did not rate this security. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.
**   Required to be tendered on the mandatory put date shown.
*** Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

THE TREASURER'S FUND
U.S.  TREASURY MONEY MARKET  PORTFOLIO - SCHEDULE OF INVESTMENTS -
                                                       JULY 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

    PRINCIPAL                                                                                                         MARKET
      AMOUNT                                                                                                          VALUE*
    ---------                                                                                                        --------
                  SHORT TERM OBLIGATIONS - 100.0%
                  REPURCHASE AGREEMENTS - 100.0%
   $3,394,000     ABN Amro, 3.240%, dated 07/29/05, due 08/01/05, proceeds at maturity, $3,394,916 (a)              $ 3,394,000
    3,394,000     Barclays Capital Inc., 3.200%, dated 07/29/05, due 08/01/05, proceeds at maturity,
                    $3,394,905 (b)                                                                                    3,394,000
    3,487,721     Bear Stearns & Co. Inc., 3.250%, dated 07/29/05, due 08/01/05, proceeds at maturity,
                    $3,488,666 (c)                                                                                    3,487,721
    3,394,000     UBS Securities LLC, 3.250%, dated 07/29/05, due 08/01/05, proceeds at maturity,
                    $3,394,919 (d)                                                                                    3,394,000
                                                                                                                    -----------
                  TOTAL REPURCHASE AGREEMENTS                                                                        13,669,721
                                                                                                                    -----------
                  TOTAL SHORT TERM OBLIGATIONS                                                                       13,669,721
                                                                                                                    -----------

 TOTAL INVESTMENTS (Cost $13,669,721)                                                                    100.0%     $13,669,721
                                                                                                         ======     ===========

-----------------
(a) Collateralized by U.S. Treasury Bond, 7.625%, due 02/15/25, market value $3,461,880.
(b) Collateralized by U.S. Treasury Bond, 7.500%, due 11/15/24, market value $3,461,880.
(c) Collateralized by U.S. Treasury STRIPS, 8.750%, due 05/15/20, market value $3,590,118.
(d) Collateralized by U.S. Treasury Bond, 12.000%, due 08/15/13, market value $3,462,400.
* Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the Investment Company Act of 1940.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Treasurer's Fund, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date     September 27, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                           /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date     September 27, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.